Schedule of Warrant Securities Outstanding (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Class of Warrant or Right [Line Items]
Warrants	49,446
2020 Warrants for Services [Member]
Class of Warrant or Right [Line Items]
Warrants	2,000
Exercise Price | $ / shares	$ 7.50
Expiration	January 2025
2022 Exchange Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants	47,446
Exercise Price | $ / shares	$ 5.70
Expiration	September 2025